EMPLOYEE SAVINGS PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Company contributions to 401(k) plans	$ 0.1	$ 0.1